ACQUISITION (Details) - O3 Mining Inc $ / shares in Units, $ in Thousands, $ in Millions	Mar. 18, 2025 USD ($)	Feb. 03, 2025 CAD ($) shares	Jan. 23, 2025 CAD ($) shares	Dec. 12, 2024 $ / shares
ACQUISITIONS
Offer price per share in cash | $ / shares				$ 1.67
Aggregate consideration	$ 138,272	$ 191.7	$ 184.4
Percentage of acquisition		95.60%
Acquisition of common shares		4,360,806	110,424,431
Aggregate number of instruments acquired		114,785,237
Percentage of ownership interest held	100.00%
Transaction and severance costs | $	$ 2,500